Basis of Accounting	12 Months Ended
Mar. 31, 2019
Basis Of Accounting Abstract
Basis of Accounting
2)	BASIS OF ACCOUNTING
(a)	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Accounting policies have been applied consistently to all periods presented in these financial statements, except as mentioned otherwise (also refer note 4).

This is the first set of the Group’s annual financial statements in which IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments have been applied. Changes to significant accounting policies are described in Note 4.

The consolidated financial statements were authorized for issue by the Group’s Board of Directors on July 22, 2019.

(b)	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items:

•	derivative financial instruments measured at fair value;
•

equity securities at Fair Value through Other Comprehensive Income (FVOCI) and Financial assets at Fair Value Through Profit or Loss (FVTPL) (March 31, 2018 and March 31, 2017: available-for-sale financial assets measured at fair value); and

•	net defined benefit (asset) liability measured at fair value of plan assets less the present value of the defined benefit obligation.
(c)	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollar (USD), which is the parent Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency for subsidiaries is the currency of the primary economic environment in which each subsidiary operates and is normally the currency in which each subsidiary primarily generates and expends cash.

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation/uncertainty in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements are as follows:

•	Note 3(d),10 and 25	Equity securities at FVOCI and Financial assets at FVTPL (March 31, 2018 and March 31, 2017: available-for-sale financial assets measured at fair value)
•	Note 3(e) and 19	Property, plant and equipment
•	Note 3(f), 3(i) and 20	Useful life of intangible assets and impairment test of intangible assets and goodwill
•	Note 3(j) and 34	Employee benefit plans
•	Note 3(l) and 3(m)	Loyalty programs
•	Note 3(p),18 and 21	Income taxes
•	Note 3(k)	Provisions and contingent liabilities
•	Note 3(j) and 35	Share based payment
•	Note 3(b) and 8(a)	Acquisition of subsidiary: fair value of consideration transferred and fair value of assets acquired and liabilities assumed
•	Note 3(i)	Measurement of Expected Credit Loss (ECL) allowance for trade receivables and contract assets: key assumptions in determining the weighted‑average loss rate

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 3(d),10 and 25	Equity securities at FVOCI (March 31, 2018 and March 31, 2017: available-for-sale financial assets measured at fair value)
•	Note 3(i) and 20	Impairment test : key assumptions used in discounted cash flow projections
•	Note 3(j) and 34	Measurement of defined benefit obligations : key actuarial assumptions
•	Note 3(k)	Provisions and contingent liabilities